Notes Payable (Details)												1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 15, 2025	Feb. 25, 2025 USD ($) $ / shares shares	Feb. 21, 2025	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 22, 2025 USD ($) $ / shares shares	Jan. 16, 2025 USD ($) $ / shares	Jan. 15, 2025 $ / shares	Dec. 06, 2024 USD ($) $ / shares shares	Aug. 25, 2023 USD ($)	May 27, 2022 USD ($)	May 22, 2022 USD ($)	May 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 14, 2024 shares	Dec. 01, 2024 $ / shares	Jul. 31, 2024	Jul. 01, 2024 USD ($)	Dec. 01, 2023 USD ($)	Jun. 01, 2023 USD ($)	Feb. 06, 2023 $ / shares shares
Notes Payable [Line Items]
Principal amount						$ 3,000,000
Common stock par value (in Dollars per share) | $ / shares														$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of authorized share capital (in Shares) | shares														245,000,000			245,000,000		70,000,000	70,000,000	70,000,000
Percentage multiplier on market price																	95.00%
Minimum percentage of floor price at which company is require to issue securities																	120.00%
Floor price (in Dollars per share) | $ / shares																	$ 2
Minimum cash balance														$ 500,000			$ 500,000
Number of inducement shares issued (in Shares) | shares														550,000			550,000
Original issue discount						7.00%
Amount drew from note								$ 7,000,000										$ 1,089,528
Net of an original issue discount						$ 210,000		$ 490,000									$ 1,220,167			$ 490,000
Debt issuance costs						347,195
Aggregate purchase price						$ 2,790,000
Outstanding principal balance																				2,233,712
Percentage of outstanding principal																	2.00%
Percentage of deferral fee payable																	50.00%
Percentage of addition outstanding principal amount																	50.00%
Additional debt discount																	$ 520,167
Additional debt discount																	2,344,697
Net of debt discount																	$ 5,256,904
Percentage of lowest Average Volume Weighted Average Price of common stock																	90.00%
Consecutive trading days																	10 days
Maximum ownership (%), excess over which will not give rise to right to conversions																	9.99%
Percentage of outstanding principal balance																	10.00%
Minimum acceptable price																	105.30%
Reduction of number of advance shares																	100.00%
Maximum floor price																	120.00%
Floor price reduction																	20.00%
Number of trading days																	5 days
Accumulated amortization														$ 393,692			$ 393,692			27,398
Notes payable - current														2,304,153			2,304,153		$ 469,968		$ 469,968
Interest Payable Noncurrent																			53,013	217,823	53,013
Notes payable - noncurrent																			2,053,013	2,217,823	2,053,013
Number of pre-paid advances issued								2
Amortization of the debt discount														981,154			1,950,735
Operating Lease, Monthly Base Rent										$ 2,550	$ 254,888
AirLife Note Payable [Member]
Notes Payable [Line Items]
Principal amount									$ 2,000,000
Purchase and sale agreement									18 months
Interest rate compounded daily									0.0211%
Annual interest rate									8.00%
Accrued interest																	304,153			217,823
Notes payable														2,304,153			2,304,153			2,217,823
Convertible Payable [Member]
Notes Payable [Line Items]
Principal amount														$ 10,000,000			$ 10,000,000
Purchase and sale agreement						15 months											15 months
Original issue discount																	7.00%
Interest rate														18.00%			18.00%
Reduced conversion floor price (being % of average volume weighted average price																	20.00%
First Pre-Paid Advance Note [Member]
Notes Payable [Line Items]
Principal amount														$ 7,000,000			$ 7,000,000
Conversion price (in Dollars per share) | $ / shares														$ 10			$ 10
Amount drew from note								$ 7,000,000
Net of an original issue discount								490,000												490,000	0
Debt issuance costs								5,048,574											0	$ 5,048,574	0
Amortization period of debt discount																	10 months			14 months 15 days
Accrued interest														$ 44,996			$ 44,996		0	$ 49,863	0
Accumulated amortization																			0	27,398	0
Amortization of the debt discount																				$ 282,286
Second Pre-Paid Advance Note
Notes Payable [Line Items]
Principal amount														$ 3,000,000			$ 3,000,000
Conversion price (in Dollars per share) | $ / shares														$ 10			$ 10
Principal Debt [Member]
Notes Payable [Line Items]
Interest rate														10.00%			10.00%
Secured Promissory Note
Notes Payable [Line Items]
Principal amount																											$ 475,000
Interest rate																				14.50%							14.00%
Principal reduction payment																											$ 10,000
Renewal cost for promissory note																									$ 15,719	$ 15,719	$ 16,341
Notes payable - current																			469,968	$ 0	469,968				$ 465,000	$ 465,000
Air Life Promissory Note
Notes Payable [Line Items]
Principal amount									$ 2,000,000
Purchase and sale agreement									18 months
Interest rate compounded daily									0.0211%
Annual interest rate									8.00%
Interest Payable Noncurrent																			$ 53,013	$ 217,823	$ 53,013
Bridge Financing Debentures
Notes Payable [Line Items]
Interest rate																				10.00%				10.00%
Pre-money valuation																				$ 20,000,000
Convertible Notes Payable [Member]
Notes Payable [Line Items]
Purchase and sale agreement																				15 months
Original issue discount																				7.00%
Percentage of aggregate principal of all notes																				0.0833%
Convertible Notes Payable [Member] | Event of Default
Notes Payable [Line Items]
Interest rate																				18.00%
Subsequent Note
Notes Payable [Line Items]
Interest rate																				10.00%
Common Stock [Member]
Notes Payable [Line Items]
Common stock par value (in Dollars per share) | $ / shares														$ 0.0001			$ 0.0001			$ 0.0001			$ 0.0001					$ 0.001
Number of shares issued (in Shares) | shares														11,531,476	835,000	3,546			462,437	3,546
Number of shares issued for conversion (in Shares) | shares																	770,000		45,793
Number of authorized share capital (in Shares) | shares														245,000,000			245,000,000			70,000,000		70,000,000						190,000,000
Maximum ownership (%), excess over which will not give rise to right to conversions																	4.99%
Nonrelated party | Bridge Financing Debentures
Notes Payable [Line Items]
Notes payable - current								751,600
Related party | Bridge Financing Debentures
Notes Payable [Line Items]
Notes payable - current								$ 3,662,091
Roth CH Acquisition V Co [Member]
Notes Payable [Line Items]
Common stock par value (in Dollars per share) | $ / shares														$ 0.0001			$ 0.0001			$ 0.0001
Subsequent event | Subsequent Note
Notes Payable [Line Items]
Principal amount						$ 3,000,000
Purchase and sale agreement						15 months
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Conversion price (in Dollars per share) | $ / shares						$ 10
Original issue discount						7.00%
Interest rate						10.00%
Aggregate purchase price						$ 2,790,000
Initial floor price (in Dollars per share) | $ / shares						$ 0.7176
Reduced conversion floor price (being % of average volume weighted average price						20.00%
Debt redemption premium						10.00%
Percentage of lowest Average Volume Weighted Average Price of common stock						90.00%
Subsequent event | Subsequent Note | Event of Default
Notes Payable [Line Items]
Interest rate						18.00%
Advance Shares
Notes Payable [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.0001
Maximum | Subsequent event | Subsequent Note
Notes Payable [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions						9.99%
Minimum | Subsequent event | Subsequent Note
Notes Payable [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions						4.99%
Loan and Equity Purchase Facility Agreement [Member]
Notes Payable [Line Items]
Aggregate amount of commitment amount								$ 75,000,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.0001
Number of shares issued (in Shares) | shares								866,873
Purchase price per share (in Dollars per share) | $ / shares								$ 8.075
Number of shares issued for conversion (in Shares) | shares																	330,000
Number of authorized share capital (in Shares) | shares														250,000,000			250,000,000
Equity purchase facilit
Notes Payable [Line Items]
Number of authorized share capital (in Shares) | shares								250,000,000
Percentage multiplier on market price								95.00%
Minimum cash balance								$ 500,000
Aggregate value of share issued																	$ 75,000,000
Number of days following December 6, 2024 within which company is required to hold a special meeting of stockholders								90 days
Accelerated purchase maximum amount - being the percentage of of the average daily trading volume over the five trading days before the notice date								400.00%
Equity purchase facilit | Event of Default
Notes Payable [Line Items]
Percentage of lowest Average Volume Weighted Average Price of common stock																				90.00%
Equity purchase facilit | Convertible Payable [Member]
Notes Payable [Line Items]
Conversion price (in Dollars per share) | $ / shares														$ 10			$ 10
Initial floor price (in Dollars per share) | $ / shares																	$ 2
Debt redemption premium																	10.00%
Equity purchase facilit | First Pre-Paid Advance Note [Member]
Notes Payable [Line Items]
Principal amount								$ 7,000,000
Number of shares issued for conversion (in Shares) | shares								770,000
Conversion price (in Dollars per share) | $ / shares								$ 10
Equity purchase facilit | Second Pre-Paid Advance Note
Notes Payable [Line Items]
Principal amount						$ 3,000,000		$ 3,000,000
Number of shares issued for conversion (in Shares) | shares								330,000
Conversion price (in Dollars per share) | $ / shares								$ 10
Equity purchase facilit | Convertible Notes Payable [Member]
Notes Payable [Line Items]
Principal amount								$ 10,000,000
Conversion price (in Dollars per share) | $ / shares																				$ 10
Minimum percentage of floor price at which company is require to issue securities								120.00%
Floor price (in Dollars per share) | $ / shares								$ 2
Initial floor price (in Dollars per share) | $ / shares																				$ 2
Reduced conversion floor price (being % of average volume weighted average price																				20.00%
Debt redemption premium																				10.00%
Number of pre-paid advances issued								2
Accelerated purchase maximum amount - number of trading days before notice date								5 days
Regular purchase maximum advance amount - being the percentage of of the average daily trading volume over the five trading days before the notice date								100.00%
Regular purchase maximum advance amount - number of trading days before notice date								5 days
Reduction of price per advance share								0.3333%
Equity purchase facilit | Subsequent Note
Notes Payable [Line Items]
Principal amount								$ 10,000,000
Equity purchase facilit | Roth CH Acquisition V Co [Member]
Notes Payable [Line Items]
Number of shares issued for conversion (in Shares) | shares								550,000									550,000
Number of inducement shares issued (in Shares) | shares								550,000
Equity purchase facilit | Advance Shares
Notes Payable [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.0001
Purchase price per share (in Dollars per share) | $ / shares								$ 8.075
Equity purchase facilit | Maximum
Notes Payable [Line Items]
Aggregate value of share issued								$ 75,000,000
Equity purchase facilit | Maximum | Convertible Notes Payable [Member]
Notes Payable [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions																				9.99%
Equity purchase facilit | Maximum | Advance Shares
Notes Payable [Line Items]
Number of shares issued (in Shares) | shares								866,873
Equity purchase facilit | Minimum | Convertible Notes Payable [Member]
Notes Payable [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions																				4.99%
A&R EPFA [Member]
Notes Payable [Line Items]
Number of shares issued (in Shares) | shares		20,000		15,000	800,000							1,181,026	523,257				9,827,193
Price per advance shares																	95.00%
Reduction of number of advance shares (%) for each MAP Events																	16.00%
Floor price per common stock (in Dollars per share) | $ / shares																	$ 0.7176
Floor price																	20.00%
Aggregate value of share issued		$ 45,600		$ 40,042	$ 2,112,800							$ 658,406	$ 429,849				$ 5,127,096
A&R EPFA [Member] | Subsequent event
Notes Payable [Line Items]
Common stock par value (in Dollars per share) | $ / shares		$ 2.28		$ 2.67	$ 2.64
Price per advance shares			95.00%
Reduction of number of advance shares			100.00%
Reduction of number of advance shares (%) for each MAP Events			16.00%
Maximum floor price			120.00%
Floor price per common stock (in Dollars per share) | $ / shares							$ 0.7176
Floor price							20.00%
Floor price reduction	20.00%